Financial Instruments And Risk Managment (Timing Of Cash Outflows To Financial Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	$ 2,003
Other Commitment, Total	2,003
Risk Management Liabilities [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	5
1 - 3 Years	8
4 - 5 Years	2
Other Commitment, Total	15
Long Term Debt including interest [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	963	[1]
1 - 3 Years	1,793	[1]
4 - 5 Years	1,464	[1]
6 - 9 Years	2,982	[1]
Other Commitments Due After Nine Years	6,874	[1]
Other Commitment, Total	$ 14,076	[1]

[1]	(1) Principal and interest.